LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Lessee, Lease, Description [Line Items]
Right-of-use asset	$ 177	$ 154
Operating lease liabilities - Current	42	46
Operating lease liabilities - Long-term	$ 142	$ 118
Operating Lease, Weighted Average Remaining Lease Term	8 years 2 months 12 days	8 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	3.70%	3.30%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent